Stock-Based Compensation - Schedule of Fair Value of Each Option Estimated on Date of Grant Using Weighted Average Assumptions (Detail) - Stock Options - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	115.09%	91.60%	91.60%	87.01%
Risk-free interest rate	0.42%	1.88%	1.87%	2.85%
Expected life (in years)	6 years 3 months	6 years 3 months	6 years 3 months	6 years 3 months
Fair value of common stock			$ 1.84	$ 1.15